RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Key management personnel compensation, termination benefits	$ 1,300	$ 0
Short-term employee benefits	4,901	3,933
Share-based compensation	452	2,509
Key management compensation	$ 5,353	$ 6,442